Note 13 - Income Taxes (Details Textual) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 09, 2016
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ (53,644,554)	$ 16,145,402
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		0	0
Operating Loss Carryforwards	$ 7,560,000	7,560,000	140,517,000	$ 4,612,000
Taxable Income (Loss)	$ (2,948,000)
Discontinued Operations [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 94,292	$ 8,511,042
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Open Tax Year		2013
Latest Tax Year [Member] | Domestic Tax Authority [Member]
Open Tax Year		2016